Net investment in sublease (Tables)	9 Months Ended
Sep. 30, 2020
Net investment in sublease
Schedule of contractual undiscounted cash flows related to sublease

As at September 30, 2020, the contractual undiscounted cash flows related to sublease were as follows:

	Future		Present value
	minimum		of minimum
	lease		lease
	payments	Interest	payments
	receivable	income	receivable
Less than one year	$126,213	$6,723	$119,490
Between one and five years	—	—	—
Net investment in sublease	$126,213	$6,723	$119,490